Document and Entity Information	Jul. 14, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000036047
Document Type	8-K
Document Period End Date	Jul. 14, 2020
Entity Registrant Name	CORELOGIC, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-13585
Entity Tax Identification Number	95-1068610
Entity Address, Address Line One	40 Pacifica
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618-7471
City Area Code	(949)
Local Phone Number	214-1000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	CLGX
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Share Purchase Rights
Trading Symbol	CLGX
Security Exchange Name	NYSE